Subordinated loans - Schedule of subordinated loans by group companies (Details) - Subordinated loans - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Opening balance as at 1 January	€ 15,401	€ 15,786
Additions	2,385	2,225
Redemptions / Disposals	(1,970)	(2,894)
Amortisation	11	34
Other	(40)	12
Changes in unrealised revaluations	(72)	473
Foreign exchange movement	217	(235)
Closing balance	€ 15,933	€ 15,401